3. SIGNIFICANT ACCOUNTING POLICIES: Financial instruments: Schedule of classification and measurement of financial assets and liabilities under IFRS-9 (Tables)	12 Months Ended
Sep. 30, 2024
Tables/Schedules
Schedule of classification and measurement of financial assets and liabilities under IFRS-9

We have assessed the classification and measurement of our financial assets and financial liabilities under IFRS 9 as follows:

IFRS 9
Financial Assets
Cash and restricted cash	Amortized cost
Receivables	Amortized cost
Marketable securities	Fair value through profit and loss

Financial Liabilities
Accounts payable and accrued liabilities	Amortized cost
Due to related parties	Amortized cost